Additional Information to the Items of Profit or Loss	6 Months Ended
Jun. 30, 2023
Additional Information to the Items of Profit or Loss [Abstract]
ADDITIONAL INFORMATION TO THE ITEMS OF PROFIT OR LOSS

NOTE 10:- ADDITIONAL INFORMATION TO THE ITEMS OF PROFIT OR LOSS

	Six months ended June 30,		Year Ended December 31,
	2023	2022	2022
	Unaudited		Audited
	USD in thousands
a. Research and development expenses:

Wages and related expenses	$202	$243	$436
Share-based payment	23	224	264
Clinical studies	145	106	369
Regulatory, professional and other expenses	366	373	750
Research and preclinical studies	45	410	703
Chemistry and formulations	-	118	281

	781	1,474	2,803

b. General and administrative expenses:

Wages and related expenses	217	245	437
Share-based payment	45	431	633
Professional and directors’ fees	1,366	1,292	2,499
Business development expenses	38	2	161
Office maintenance, rent and other expenses	48	63	224
Investor relations and business expenses	310	1,193	1,486
Wellution operating expenses	366	-	907
Regulatory expenses	104	113	162

	$2,494	$3,339	6,509